BUSINESS COMBINATIONS - Consideration Transferred for WAE Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	May 23, 2016	Dec. 31, 2017	Aug. 20, 2018	Aug. 16, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired		$ 19,149			$ 16,584	$ 10,569
Other current financial liabilities		10,664			12,602
Other non-current financial liabilities		18,574			19,224
WAE
Disclosure of detailed information about business combination [line items]
Down payment	$ 8,500
Working capital adjustment	1,352	1,357
Installment payment	551
Contingent consideration	9,448			$ 5,000
Total consideration paid net of cash and cash equivalents acquired	$ 19,851
Other current financial liabilities		924			5,457
Other non-current financial liabilities		$ 0			$ 4,735
Major business combination | WAE
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 5,000